10. Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties Tables
Schedule of remuneration of key management personnel
	12/31/2017	12/31/2016	12/31/2015
Salaries and benefits (*)	57,838	38,134	28,700
Related taxes and charges	6,019	4,690	5,352
Share-based payments	11,219	11,226	10,469
Total	75,076	54,050	44,521